Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Lease Maturities
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum finance lease payments as of June 30, 2020 are as follows:

	Operating Leases	Finance Leases
	(Unaudited and in thousands)
2020 (for the remaining period)	$2,474	$73
2021	4,105	133
2022	3,282	118
2023	3,227	90
2024	3,226	34
Thereafter	29,737	—
Total lease payments	46,051	448
Less:
Imputed interest/present value discount	(23,034)	(60)
Present value of lease liabilities	$23,017	$388
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum finance lease payments as of December 31, 2019 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
Year ending December 31:
2020	$5,006	$57
2021	4,093	117
2022	3,269	102
2023	3,226	82
2024	3,226	34
Thereafter	30,000	—
Total lease payments	48,820	392
Less:
Imputed interest/present value discount	(24,599)	(71)
Present value of lease liabilities	$24,221	$321
As of December 31, 2018, our contractual obligations for future minimum lease payments with initial or remaining non-cancelable lease terms in excess of one year are as follows:

Payments Due by Periods
(In thousands)
< 1 year	$4,072
1-3 years	7,772
3-5 years	7,310
> 5 years	32,339
Total	$51,493

Summary of Finance Lease Maturities
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum finance lease payments as of June 30, 2020 are as follows:

	Operating Leases	Finance Leases
	(Unaudited and in thousands)
2020 (for the remaining period)	$2,474	$73
2021	4,105	133
2022	3,282	118
2023	3,227	90
2024	3,226	34
Thereafter	29,737	—
Total lease payments	46,051	448
Less:
Imputed interest/present value discount	(23,034)	(60)
Present value of lease liabilities	$23,017	$388
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum finance lease payments as of December 31, 2019 are as follows:

	Operating Leases	Finance Leases
	(In thousands)
Year ending December 31:
2020	$5,006	$57
2021	4,093	117
2022	3,269	102
2023	3,226	82
2024	3,226	34
Thereafter	30,000	—
Total lease payments	48,820	392
Less:
Imputed interest/present value discount	(24,599)	(71)
Present value of lease liabilities	$24,221	$321